Market risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Market Risk Details Abstract
Loan receivables	¥ 579,654	¥ 791,390
Loan payable	¥ 226,370	¥ 200,470